Expense Example, No Redemption - Class R, Investor C, Investor A and Institutional - BLACKROCK ADVANTAGE GLOBAL FUND, INC. - Investor C	Oct. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 174
Expense Example, No Redemption, 3 Years	666
Expense Example, No Redemption, 5 Years	1,185
Expense Example, No Redemption, 10 Years	$ 2,609